Property, Plant and Equipment - Schedule of Cost of Property, Plant and Equipment (Details) - Cost [Member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cost of Property, Plant and Equipment [Line Items]
Balance	$ 45,249	$ 41,063
Additions	2,892	2,127
Conversion adjustments	(1,621)	2,059
Balance	46,520	45,249
Land [Member]
Schedule of Cost of Property, Plant and Equipment [Line Items]
Balance	1,416	1,398
Additions	71	12
Conversion adjustments	(23)	6
Balance	1,464	1,416
Buildings [Member]
Schedule of Cost of Property, Plant and Equipment [Line Items]
Balance	5,273	5,251
Additions	683	0
Conversion adjustments	(85)	22
Balance	5,871	5,273
Machinery and equipment [Member]
Schedule of Cost of Property, Plant and Equipment [Line Items]
Balance	32,418	29,701
Additions	1,511	854
Conversion adjustments	(1,436)	1,863
Balance	32,493	32,418
Transportation equipment [Member]
Schedule of Cost of Property, Plant and Equipment [Line Items]
Balance	165	165
Additions	8	0
Conversion adjustments	(36)	0
Balance	137	165
Furniture, mixtures and computer equipment [Member]
Schedule of Cost of Property, Plant and Equipment [Line Items]
Balance	161	155
Additions	5	6
Conversion adjustments	(24)	0
Balance	142	161
Constructions and machinery in-progress [Member]
Schedule of Cost of Property, Plant and Equipment [Line Items]
Balance	5,816	4,393
Additions	614	1,255
Conversion adjustments	(17)	168
Balance	$ 6,413	$ 5,816